Net finance costs (Tables)	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Schedule of Information About Finance Income and Costs

All figures in £ millions	Notes	2022	2021 1	2020 1

Interest payable on financial liabilities at amortised cost and associated derivatives		(32)	(30)	(31)

Interest on lease liabilities		(25)	(27)	(41)

Net foreign exchange losses		–	–	(6)

Interest on deferred and contingent consideration		(5)	–	–

Interest on tax provisions		(7)	(11)	(7)

Derivatives not in a hedge relationship		(2)	–	(22)

Finance costs		(71)	(68)	(107)

Interest receivable on financial assets at amortised cost		18	5	9

Interest on lease receivables		5	6	9

Net finance income in respect of retirement benefits	25	9	4	6

Fair value remeasurement of disposal proceeds		–	6	26

Fair value movements on investments held at fair value		28	20	26

Net foreign exchange gains		1	1	–

Interest on tax provisions		35	–	–

Derivatives not in a hedge relationship		27	20	–

Finance income		123	62	76

Net finance income/(costs)		52	(6)	(31)
1.  Comparative balances have been restated – see Note 1b.